Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Significant Financial Transactions Between the Company, Excluding the Controlling Company, and Related Parties
(e)	Significant financial transactions between the Company, excluding the controlling company, and related companies for the years ended December 31, 2021 and 2022 were as follows:

1)	December 31, 2021

(in millions of Won)	Beginning		Lend	Collect	Others(*1)	Ending
Associates and joint ventures
UITrans LRT Co., Ltd.	￦	23,452	5,682	—	(35)	29,099
South-East Asia Gas Pipeline Company Ltd.		91,003	—	(49,928)	6,348	47,423
PT. Batutua Tembaga Raya(*2)		35,355	—	—	(35,355)	—
PT. Tanggamus Electric Power		4,304	—	—	386	4,690
PT. Wampu Electric Power		5,186	—	—	465	5,651
PT. POSMI Steel Indonesia		2,176	—	—	195	2,371
Nickel Mining Company SAS		62,420	—	—	191	62,611
KRAKATAU POS-CHEM DONG-SUH CHEMICAL		5,440	—	—	(698)	4,742
POS-SeaAH Steel Wire (Thailand) Co., Ltd.		6,528	—	—	585	7,113
AMCI (WA) PTY LTD		83,291	6,154	—	2,220	91,665
POS-AUSTEM YANTAI AUTOMOTIVE CO.,LTD		5,440	—	—	488	5,928
POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD		8,704	—	—	780	9,484
Hyo-chun Co., Ltd.		2,382	—	—	—	2,382
POS-AUSTEM Suzhou Automotive Co., Ltd		16,320	—	—	1,463	17,783
CAML RESOURCES PTY LTD		3,312	—	(3,312)	—	—
Shinahn wind power generation(*3)		37	60	—	(97)	—
FQM Australia Holdings Pty Ltd		—	27,242	—	(15)	27,227

	￦	355,350	39,138	(53,240)	(23,079)	318,169

(*1)	Includes adjustments of foreign currency translation differences and others.
(*2)
PT. Batutua Tembaga Raya was excluded from the association due to the sale of its shares during the years ended December 31, 2021. Meanwhile, the uncollected loan was offset and written off from the loan loss provisions set in the previous period, and these effects are included in Others.

(*3)	Shinahn Wind Power Generation was excluded from the association due to the sale of its shares during the years period ended December 31, 2021.

2)	December 31, 2022

(in millions of Won)	Beginning		Lend	Collect	Others(*1)	Ending
Associates and joint ventures
UITrans LRT Co., Ltd.	￦	29,099	7,460	(5)	(44)	36,510
South-East Asia Gas Pipeline Company Ltd.		47,423	—	(45,639)	(1,784)	—
PT. Tanggamus Electric Power		4,690	—	—	324	5,014
PT. Wampu Electric Power		5,651	—	(1,876)	213	3,988
PT. POSMI Steel Indonesia		2,371	—	(2,371)	—	—
Nickel Mining Company SAS		62,611	—	—	413	63,024
KRAKATAU POS-CHEM DONG-SUH CHEMICAL		4,742	—	(1,264)	324	3,802
POS-SeAH Steel Wire (Thailand) Co., Ltd.		7,113	—	—	491	7,604
AMCI (WA) PTY LTD		91,665	6,975	—	5,641	104,281
POS-AUSTEM YANTAI AUTOMOTIVE CO.,LTD		5,928	—	(6,548)	620	—
POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD		9,484	—	—	654	10,138
Hyo-chun Co., Ltd.		2,382	—	—	—	2,382
POS-AUSTEM Suzhou Automotive Co., Ltd		17,783	—	(6,069)	959	12,673
FQM Australia Holdings PTY Ltd		27,227	7,935	—	(122)	35,040
POHANG E&E Coi., LTD		—	100	—	—	100
POSCO(Guangdong) Automotive Steel Co., Ltd.		—	35,131	—	—	35,131

	￦	318,169	57,601	(63,772)	7,689	319,687

(*1)	Includes adjustments of foreign currency translation differences and others.

Details of Compensation to Key Management Officers
(f)	For the years ended December 31, 2020, 2021 and 2022, details of compensation to key management officers were as follows:

(in millions of Won)	2020		2021	2022
Short-term benefits	￦	109,546	111,900	174,629
Long-term benefits		15,288	18,115	9,182
Retirement benefits		16,238	22,239	22,106

	￦	141,072	152,254	205,917

Posco [member]
Statement [LineItems]
Significant Transactions With Related Parties
(a)	Significant transactions between the controlling company and related companies for the years ended December 31, 2020, 2021 and 2022 were as follows:

1)	For the year ended December 31, 2020

(in millions of Won)	Sales and others(*1)			Purchase and others(*2)
	Sales		Others	Purchase of material	Purchase of fixed assets	Outsourced processing cost	Others
Subsidiaries(*3)
POSCO ENGINEERING & CONSTRUCTION CO.,LTD.	￦	6,790	11,123	15	772,846	220	63,467
POSCO STEELEON Co., Ltd. (formerly, POSCO COATED & COLOR STEEL Co., Ltd.)		418,619	1,820	—	—	28,523	639
POSCO ICT(*4)		2,747	4,996	—	374,914	41,384	181,554
eNtoB Corporation		15	60	214,750	34,217	76	25,870
POSCO CHEMICAL CO., LTD		258,154	34,944	456,780	23,003	304,135	4,816
POSCO ENERGY CO., LTD.		1,262	2,396	14,011	3	—	23,336
POSCO MOBILITY SOLUTION		381,591	—	—	—	32,325	1,500
POSCO INTERNATIONAL Corporation		5,644,017	56,322	342,520	—	11,371	4,375
POSCO Thainox Public Company Limited		311,924	137	2,538	—	—	—
POSCO Canada Ltd.		—	1,325	162,385	—	—	—
POSCO Asia Co., Ltd.		1,514,154	1,060	151,373	4,331	1,508	3,915
Qingdao Pohang Stainless Steel Co., Ltd.		145,006	66	—	—	—	305
POSCO JAPAN Co., Ltd.		1,076,987	—	37,210	5,277	—	6,225
POSCO-VIETNAM Co., Ltd.		253,060	605	—	—	—	96
POSCO MEXICO S.A. DE C.V.		168,188	403	—	—	—	2,000
POSCO Maharashtra Steel Private Limited		328,943	2,507	—	—	—	479
POSCO (Suzhou) Automotive Processing Center Co., Ltd.		112,925	—	—	—	—	—
POSCO VST CO., LTD.		208,464	218	—	—	—	156
POSCO INTERNATIONAL SINGAPORE PTE LTD.		—	—	600,580	—	—	—
POSCO ASSAN TST STEEL INDUSTRY		264,786	948	2,314	—	—	18
Others		806,672	22,069	71,261	45,695	238,496	135,429

		11,904,304	140,999	2,055,737	1,260,286	658,038	454,180

Associates and joint ventures(*3)
SNNC		5,651	4,739	545,001	—	—	—
POSCO-SAMSUNG-Slovakia Processing Center		40,512	—	—	—	—	—
Roy Hill Holdings Pty Ltd		—	91,188	1,300,296	—	—	—
Others		34,620	69,151	64,861	84,839	4,086	44,068

		80,783	165,078	1,910,158	84,839	4,086	44,068

	￦	11,985,087	306,077	3,965,895	1,345,125	662,124	498,248

(*1)	Sales and others mainly consist of sales of steel products to subsidiaries, associates and joint ventures.
(*2)	Purchases and others mainly consist of subsidiaries’ purchases of construction services and purchases of raw materials to manufacture steel products.

(*3)	As of December 31, 2020, the company provided guarantees to related parties. (Note 39)
(*4)	Others (purchase) mainly consist of service fees related to maintenance and repair of ERP System.

2)	For the year ended December 31, 2021

(in millions of Won)	Sales and others(*1)			Purchase and others(*2)
	Sales		Others	Purchase of material	Purchase of fixed assets	Outsourced processing cost	Others
Subsidiaries(*3)
POSCO ENGINEERING & CONSTRUCTION CO.,LTD.	￦	5,859	11,113	—	491,624	158	32,328
POSCO STEELEON Co., Ltd. (formerly, POSCO COATED & COLOR STEEL Co., Ltd.)		695,451	2,602	—	—	39,014	627
POSCO ICT(*4)		1,605	4,996	—	324,275	46,037	181,221
eNtoB Corporation		14	—	381,633	65,254	115	25,242
POSCO CHEMICAL CO., LTD		318,808	31,917	462,013	14,358	298,431	3,724
POSCO ENERGY CO., LTD.		5,207	1,450	11,271	—	—	26,137
POSCO MOBILITY SOLUTION		807,925	—	—	—	45,758	914
POSCO INTERNATIONAL Corporation		9,750,636	54,331	1,299,561	—	988	8,968
POSCO Thainox Public Company Limited		309,295	—	—	—	—	69
POSCO Canada Ltd.		—	1,372	202,523	—	—	—
POSCO Asia Co., Ltd.		19,142	426	417	—	—	1,648
Qingdao Pohang Stainless Steel Co., Ltd.		188,470	8	—	—	—	83
POSCO JAPAN Co., Ltd.		1,613,634	1	27,937	1,726	—	4,894
POSCO-VIETNAM Co., Ltd.		441,758	975	—	—	—	46
POSCO MEXICO S.A. DE C.V.		460,773	548	—	—	—	1,494
POSCO Maharashtra Steel Private Limited		899,675	903	—	—	—	229
POSCO (Suzhou) Automotive Processing Center Co., Ltd.		161,808	—	—	—	—	2
POSCO VST CO., LTD.		201,517	—	—	—	—	20
POSCO INTERNATIONAL SINGAPORE PTE LTD.		—	1,453	1,704,193	—	—	—
POSCO ASSAN TST STEEL INDUSTRY		278,749	734	8	—	—	24
Others		1,337,458	56,161	220,000	63,116	276,202	153,677

		17,497,784	168,990	4,309,556	960,353	706,703	441,347

Associates and joint ventures(*3)
SNNC		72,797	2,514	736,441	—	—	107
POSCO-SAMSUNG-Slovakia Processing Center		72,342	—	—	—	—	—
Roy Hill Holdings Pty Ltd		—	418,044	2,338,625	—	—	—
Others		37,410	63,298	107,637	—	—	49,741

		182,549	483,856	3,182,703	—	—	49,848

	￦	17,680,333	652,846	7,492,259	960,353	706,703	491,195

(*1)	Sales and others mainly consist of sales of steel products to subsidiaries, associates and joint ventures.
(*2)	Purchases and others mainly consist of subsidiaries’ purchases of construction services and purchases of raw materials to manufacture steel products.
(*3)	As of December 31, 2021, the company provided guarantees to related parties. (Note 39)
(*4)	Others (purchase) mainly consist of service fees related to maintenance and repair of ERP System.

3)	For the year ended December 31, 2022

(in millions of Won)	Sales and others(*1)				Purchase and others(*2)
	Sales		Dividends	Others	Purchase of material	Purchase of fixed assets	Outsourced processing cost	Others
Subsidiaries(*3)
POSCO	￦	87,165	—	2	—	—	—	10,446
POSCO ENGINEERING & CONSTRUCTION CO.,LTD.		7,502	16,555	7	—	80,306	—	13,086
POSCO STEELEON Co., Ltd. (formerly, POSCO COATED & COLOR STEEL Co., Ltd.)		133,743	—	215	—	—	7,656	18
POSCO ICT(*4)		1,760	4,970	18	—	39,932	10,190	34,724
eNtoB Corporation		3	24	—	60,649	9,706	32	3,453
POSCO CHEMICAL CO., LTD		89,535	13,878	44	84,301	4,757	56,325	908
POSCO ENERGY CO., LTD.		4,331	—	—	6,682	—	—	3,925
POSCO MOBILITY SOLUTION		176,534	—	—	—	—	8,802	28
POSCO INTERNATIONAL Corporation		2,102,356	62,093	—	244,230	—	768	1,049
POSCO Thainox Public Company Limited		49,359	22,867	—	—	—	—	1
POSCO Canada Ltd.		—	—	—	77,225	—	—	—
Qingdao Pohang Stainless Steel Co., Ltd.		32,584	—	—	—	—	—	—
POSCO JAPAN Co., Ltd.		28,790	—	—	835	—	—	16
POSCO-VIETNAM Co., Ltd.		44,840	—	513	—	—	—	—
POSCO MEXICO S.A. DE C.V.		102,776	—	562	—	—	—	—
POSCO Maharashtra Steel Private Limited		171,806	—	1,130	—	—	—	120
POSCO (Suzhou) Automotive Processing Center Co., Ltd.		42,320	—	—	—	—	—	15
POSCO VST CO., LTD.		28,475	—	—	—	—	—	—
POSCO INTERNATIONAL SINGAPORE PTE LTD.		—	—	179	379,823	—	—	—
POSCO ASSAN TST STEEL INDUSTRY		47,335	—	537	—	—	—	8
Others		203,869	2,452	6,574	61,457	18,844	53,139	223,222

		3,355,083	122,839	9,781	915,202	153,545	136,912	291,019

Associates and joint ventures(*3)
SNNC		3,242	5,348	8	148,239	—	—	—
POSCO-SAMSUNG-Slovakia Processing Center		25,614	—	—	—	—	—	—
Roy Hill Holdings Pty Ltd		—	186,813	—	210,455	—	—	—
Others		78,048	209,457	14,704	14,015	—	—	197

		106,904	401,618	14,712	372,709	—	—	197

	￦	3,461,987	524,457	24,493	1,287,911	153,545	136,912	291,216

(*1)	Sales and others mainly consist of sales of steel products to subsidiaries, associates and joint ventures.
(*2)	Purchases and others mainly consist of subsidiaries’ purchases of construction services and purchases of raw materials to manufacture steel products.
(*3)	As of December 31, 2022, the company provided guarantees to related parties. (Note 39)
(*4)	Others (purchase) mainly consist of service fees related to maintenance and repair of ERP System.

Related Account Balances With Related Parties
(b)	The related account balances of receivables and payables resulting from significant transactions between the controlling company and related companies as of December 31, 2021 and 2022 are as follows:

1)	December 31, 2021

(in millions of Won)	Receivables				Payables
	Trade accounts and notes receivable		Others	Total	Trade accounts and notes payable	Accounts payable	Others	Total
Subsidiaries
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	￦	5,692	10	5,702	—	97,007	507	97,514
POSCO STEELEON Co., Ltd. (formerly, POSCO COATED & COLOR STEEL Co., Ltd.)		95,001	—	95,001	—	154	5,082	5,236
POSCO ICT		221	3	224	3,736	155,064	27,562	186,362
eNtoB Corporation		—	—	—	1,683	23,851	—	25,534
POSCO CHEMICAL CO., LTD		35,895	3,664	39,559	12,969	57,498	17,990	88,457
POSCO ENERGY CO., LTD.		1,485	292	1,777	—	6,169	10,066	16,235
POSCO MOBILITY SOLUTION		133,608	—	133,608	71	2,232	5,104	7,407
POSCO INTERNATIONAL Corporation		1,279,463	4	1,279,467	4,831	483	502	5,816
POSCO Thainox Public Company Limited		54,804	—	54,804	—	—	—	—
Qingdao Pohang Stainless Steel Co., Ltd.		35,423	—	35,423	—	83	—	83
POSCO MEXICO S.A. DE C.V.		179,428	251	179,679	—	—	—	—
POSCO Maharashtra Steel Private Limited		530,693	1,048	531,741	—	—	—	—
POSCO INTERNATIONAL SINGAPORE PTE LTD.		—	14	14	169,565	90	—	169,655
POSCO ASSAN TST STEEL INDUSTRY		220,481	951	221,432	—	—	—	—
PT. KRAKATAU POSCO		1,395	14,750	16,145	—	—	—	—
Others		366,857	7,011	373,868	22,583	48,274	84,778	155,635

		2,940,446	27,998	2,968,444	215,438	390,905	151,591	757,934

Associates and joint ventures
SNNC		420	65	485	52,396	—	—	52,396
Roy Hill Holdings Pty Ltd		—	34,356	34,356	436,774	—	—	436,774
FQM Australia Holdings Pty Ltd(*1)		—	181,122	181,122	—	—	—	—
Others		168,167	15,895	184,062	5,549	187	—	5,736

		168,587	231,438	400,025	494,719	187	—	494,906

	￦	3,109,033	259,436	3,368,469	710,157	391,092	151,591	1,252,840

(*1)	During the year ended December 31, 2021, the Company made a new loan of ￦ 181,122 million to FQM Australia Holdings Pty Ltd, an associate, and recognized it as a long-term loan.

2)	December 31, 2022

(in millions of Won)	Receivables				Payables
	Trade accounts and notes receivable		Others	Total	Accounts payable	Others	Total
Subsidiaries
POSCO	￦	75,343	6,600	81,943	5,678	14,663	20,341
POSCO ENGINEERING & CONSTRUCTION CO., LTD.		3,808	660	4,468	—	—	—
POSCO STEELEON Co., Ltd. (formerly, POSCO COATED & COLOR STEEL Co., Ltd.)		818	—	818	—	—	—
POSCO ICT		687	—	687	859	705	1,564
eNtoB Corporation		—	—	—	—	—	—
POSCO CHEMICAL CO., LTD		8,550	—	8,550	—	5,086	5,086
POSCO ENERGY CO., LTD.		3,400	462	3,862	—	1,593	1,593
POSCO MOBILITY SOLUTION		489	—	489	—	—	—
POSCO INTERNATIONAL Corporation		2,002	—	2,002	—	502	502
Qingdao Pohang Stainless Steel Co., Ltd.		—	—	—	122	—	122
POSCO Maharashtra Steel Private Limited		—	466	466	486	—	486
POSCO ASSAN TST STEEL INDUSTRY		—	513	513	104	—	104
PT. KRAKATAU POSCO		—	8,967	8,967	391	—	391
Others		1,918	5,618	7,536	11,874	3,335	15,209

		97,015	23,286	120,301	19,514	25,884	45,398

Associates and joint ventures
SNNC		94	—	94	—	—	—
Roy Hill Holdings Pty Ltd		23,400	—	23,400	—	—	—
FQM Australia Holdings Pty Ltd(*1)		—	202,562	202,562	—	—	—
Others		190	761	951	74	—	74

		23,684	203,323	227,007	74	—	74

	￦	120,699	226,609	347,308	19,588	25,884	45,472

(*1)
FQM Australia Holdings Pty Ltd’s other receivable consists of long-term loans. During the year ended December 31, 2022, the company provided additional loan
￦
12,166 million to FQM Australia Holdings Pty Ltd.

Company, excluding the controlling company [member]
Statement [LineItems]
Significant Transactions With Related Parties
(c)	Significant transactions between the Company, excluding the controlling company, and related companies for the years ended December 31, 2020, 2021 and 2022 were as follows:

1)	For the year ended December 31, 2020

(in millions of Won)	Sales and others			Purchase and others
	Sales		Others	Purchase of material	Others
Associates and joint ventures
POSCO PLANTEC Co., Ltd.	￦	2,558	—	5	—
New Songdo International City Development, LLC		125,909	26,451	—	137
SNNC		61,332	30	48,764	126,060
Chuncheon Energy Co., Ltd.		213	211	—	—
Noeul Green Energy Co., Ltd.		6,059	—	—	829
CSP—Compania Siderurgica do Pecem		47,243	11,432	165,269	14,399
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		42,189	—	37,509	151
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		—	—	5,780	—
POS-SEAH STEEL WIRE (TIANJIN) CO., Ltd		8,757	—	—	—
PT. Batutua Tembaga Raya		—	1,061	28,174	—
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		29,964	—	384	—
DMSA/AMSA		—	—	29,189	—
South-East Asia Gas Pipeline Company Ltd.		7	71,299	—	—
POSCO MITSUBISHI CARBON TECHNOLOGY		31,068	19,530	3,608	701
Samcheok BluePower Co., Ltd		220,372	—	—	—
TK CHEMICAL CORPORATION		104,749	—	26,863	—
Pocheon-Hwado Highway Corp.		17,631	—	—	—
UITrans LRT Co., Ltd.		2,263	—	—	—
Roy Hill Holdings Pty Ltd		—	22,797	—	—
Others		162,257	49,158	49,315	37,582

	￦	862,571	201,969	394,860	179,859

2)	For the year ended December 31, 2021

(in millions of Won)	Sales and others				Purchase and others
	Sales		Dividends	Others	Purchase of material	Others
Associates and joint ventures
New Songdo International City Development, LLC	￦	286,731	—	266	—	165
SNNC		75,129	—	743	19,720	40,090
Noeul Green Energy Co., Ltd.		6,127	—	—	—	1,896
CSP—Compania Siderurgica do Pecem		4,660	—	—	96,179	—
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		46,323	—	—	33,316	5,686
POS-SEAH STEEL WIRE (TIANJIN) CO., Ltd.		14,673	—	—	—	—
POSCO SeAH Steel Wire (Nantong) Co., Ltd.		39,887	—	—	164	—
DMSA/AMSA		—	—	—	9,875	—
South-East Asia Gas Pipeline Company Ltd.		—	27,828	7,564	—	—
POSCO MITSUBISHI CARBON TECHNOLOGY		65,746	—	10	4,347	180
Samcheok Blue Power Co., Ltd.		263,730	405	—	—	4
TK CHEMICAL CORPORATION		14,906	—	—	2,292	—
Pocheon-Hwado Highway Corp.		62,829	—	—	—	—
UITrans LRT Co., Ltd.		10,736	—	—	—	—
Roy Hill Holdings Pty Ltd		—	104,903	—	—	—
Others		184,606	49,031	15,449	31,379	18,505

	￦	1,076,083	182,167	24,032	197,272	66,526

3)	For the year ended December 31, 2022

(in millions of Won)	Sales and others				Purchase and others
	Sales		Dividends	Others	Purchase of material	Others
Associates and joint ventures
New Songdo International City Development, LLC	￦	270,465	—	—	—	148
SNNC		161,565	—	412	613,514	1,755
Noeul Green Energy Co., Ltd.		5,531	—	—	—	1,716
CSP—Compania Siderurgica do Pecem		7,173	—	—	126,123	22,663
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd(*1)		17,824	—	—	24,190	—
POS-SEAH STEEL WIRE (TIANJIN) CO., Ltd.		14,863	—	—	—	—
POSCO SeAH Steel Wire (Nantong) Co., Ltd.		32,007	—	—	357	—
South-East Asia Gas Pipeline Company Ltd.		—	14,541	2,974	—	—
POSCO MITSUBISHI CARBON TECHNOLOGY		134,498	24,000	—	5,446	—
Samcheok Blue Power Co., Ltd.		502,259	9,992	26	—	—
Pocheon-Hwado Highway Corp.		93,428	—	—	—	—
UITrans LRT Co., Ltd.		—	—	—	—	—
Roy Hill Holdings Pty Ltd		—	46,780	—	1,463,383	—
Others		547,627	137,733	3,026	507,705	122,092

	￦	1,787,240	233,046	6,438	2,740,718	148,374

(*1)	Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd was excluded from the association due to the sale of its shares during the year ended December 31, 2022.

Related Account Balances With Related Parties
(d)
The related account balances of receivables and payables resulting from significant transactions between the Company, excluding the controlling company, and related companies as of December 31, 2021 and December 31, 2022 are as follows:

1)	December 31, 2021

(in millions of Won)	Receivables(*1)					Payables
	Trade accounts and notes receivable		Loans	Others	Total	Trade accounts and notes receivable	Others	Total
Associates and joint ventures
New Songdo International City Development, LLC	￦	49,748	—	16,261	66,009	—	—	—
Chuncheon Energy Co., Ltd.		—	—	—	—	257	—	257
Samcheok Blue Power Co., Ltd.		120,672	—	—	120,672	—	23,683	23,683
Nickel Mining Company SAS		—	62,611	477	63,088	—	—	—
CSP—Compania Siderurgica do Pecem		—	—	—	—	3,144	—	3,144
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		9,108	—	—	9,108	4,393	—	4,393
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		19,271	—	—	19,271	—	18	18
South-East Asia Gas Pipeline Company Ltd.		—	47,423	—	47,423	—	—	—
POSCO MITSUBISHI CARBON TECHNOLOGY		8,183	—	—	8,183	1,083	—	1,083
Pocheon-Hwado Highway Corp.		14,162	—	—	14,162	—	—	—
UITrans LRT Co., Ltd.		7,048	29,099	—	36,147	—	—	—
Roy Hill Holdings Pty Ltd		—	—	8,589	8,589	—	—	—
SNNC		4,708	—	—	4,708	143	—	143
Others		34,254	179,036	106,186	319,476	97	31,047	31,144

	￦	267,154	318,169	131,513	716,836	9,117	54,748	63,865

(*1)	As of December 31, 2021, the Company recognizes bad-debt allowance for receivables amounting to ￦ 114,315 million.

2)	December 31, 2022

(in millions of Won)	Receivables(*1)					Payables
	Trade accounts and notes receivable		Loans	Others	Total	Trade accounts and notes payable	Others	Total
Associates and joint ventures
New Songdo International City Development, LLC	￦	63,413	—	16,858	80,271	—	39,664	39,664
Chuncheon Energy Co., Ltd.		—	—	—	—	—	50	50
Samcheok Blue Power Co., Ltd.		107,119	—	—	107,119	—	18,224	18,224
Nickel Mining Company SAS		—	63,024	263	63,287	—	358	358
CSP—Compania Siderurgica do Pecem		3	—	—	3	—	—	—
POSCO SeAH Steel Wire(Nantong) Co., Ltd.		7,096	—	—	7,096	—	—	—
South-East Asia Gas Pipeline Company Ltd.		—	—	—	—	—	—	—
POSCO MITSUBISHI CARBON TECHNOLOGY		12,589	—	52	12,641	1,198	4	1,202
Pocheon-Hwado Highway Corp.		16,297	—	—	16,297	—	—	—
UITrans LRT Co., Ltd.		—	36,510	—	36,510	—	1,999	1,999
Roy Hill Holdings Pty Ltd		—	—	7,110	7,110	571,084	—	571,084
SNNC		7,827	—	51	7,878	44,124	198	44,322
POSCO(Guangdong) Automotive Steel Co., Ltd.		—	35,131	—	35,131	—	—	—
Others		98,920	185,022	112,538	396,480	54,708	25,241	79,949

	￦	313,264	319,687	136,872	769,823	671,114	85,738	756,852

(*1)	As of December 31, 2022, the Company recognizes bad-debt allowance for receivables amounting to ￦ 131,588 million.